Distribution Date:	02/17/23	Wells Fargo Commercial Mortgage Trust 2018-C48
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C48

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001RAS8	3.378000%	18,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001RAT6	4.224000%	36,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001RAU3	4.024000%	23,767,000.00	13,718,287.86	11,135,062.60	46,001.99	128,154.66	0.00	11,309,219.25	2,583,225.26	33.01%	30.00%
A-SB	95001RAV1	4.245000%	32,713,000.00	32,713,000.00	0.00	115,722.24	0.00	0.00	115,722.24	32,713,000.00	33.01%	30.00%
A-4	95001RAW9	4.037000%	198,000,000.00	198,000,000.00	0.00	666,105.00	0.00	0.00	666,105.00	198,000,000.00	33.01%	30.00%
A-5	95001RAX7	4.302000%	274,352,000.00	274,352,000.00	0.00	983,551.92	0.00	0.00	983,551.92	274,352,000.00	33.01%	30.00%
A-S	95001RBA6	4.703000%	59,418,000.00	59,418,000.00	0.00	232,869.04	0.00	0.00	232,869.04	59,418,000.00	25.17%	22.88%
B	95001RBB4	4.904000%	40,654,000.00	40,654,000.00	0.00	166,139.35	0.00	0.00	166,139.35	40,654,000.00	19.81%	18.00%
C	95001RBC2	5.247708%	38,570,000.00	38,570,000.00	0.00	168,670.10	0.00	0.00	168,670.10	38,570,000.00	14.72%	13.38%
D	95001RAC3	3.000000%	31,848,000.00	31,848,000.00	0.00	79,620.00	0.00	0.00	79,620.00	31,848,000.00	10.52%	9.56%
E-RR	95001RAE9	5.247708%	14,018,000.00	14,018,000.00	0.00	61,301.98	0.00	0.00	61,301.98	14,018,000.00	8.67%	7.88%
F-RR	95001RAG4	5.247708%	20,848,000.00	20,848,000.00	0.00	91,170.19	0.00	0.00	91,170.19	20,848,000.00	5.91%	5.38%
G-RR	95001RAJ8	5.247708%	9,382,000.00	9,382,000.00	0.00	41,028.33	0.00	0.00	41,028.33	9,382,000.00	4.68%	4.25%
H-RR*	95001RAL3	5.247708%	35,442,944.00	35,442,944.00	0.00	146,928.03	0.00	0.00	146,928.03	35,442,944.00	0.00%	0.00%
V	95001RAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001RAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			833,933,944.00	768,964,231.86	11,135,062.60	2,799,108.17	128,154.66	0.00	14,062,325.43	757,829,169.26

X-A	95001RAY5	1.057794%	583,753,000.00	518,783,287.86	0.00	457,305.05	434,026.63	0.00	891,331.68	507,648,225.26
X-B	95001RAZ2	0.334232%	138,642,000.00	138,642,000.00	0.00	38,615.51	0.00	0.00	38,615.51	138,642,000.00
X-D	95001RAA7	2.247708%	31,848,000.00	31,848,000.00	0.00	59,654.18	0.00	0.00	59,654.18	31,848,000.00
Notional SubTotal			754,243,000.00	689,273,287.86	0.00	555,574.74	434,026.63	0.00	989,601.37	678,138,225.26

Deal Distribution Total					11,135,062.60	3,354,682.91	562,181.29	0.00	15,051,926.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001RAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001RAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001RAU3	577.19896748	468.50938697	1.93554046	0.00000000	0.00000000	5.39212606	0.00000000	475.83705348	108.68958051
A-SB	95001RAV1	1,000.00000000	0.00000000	3.53750008	0.00000000	0.00000000	0.00000000	0.00000000	3.53750008	1,000.00000000
A-4	95001RAW9	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
A-5	95001RAX7	1,000.00000000	0.00000000	3.58500000	0.00000000	0.00000000	0.00000000	0.00000000	3.58500000	1,000.00000000
A-S	95001RBA6	1,000.00000000	0.00000000	3.91916658	0.00000000	0.00000000	0.00000000	0.00000000	3.91916658	1,000.00000000
B	95001RBB4	1,000.00000000	0.00000000	4.08666675	0.00000000	0.00000000	0.00000000	0.00000000	4.08666675	1,000.00000000
C	95001RBC2	1,000.00000000	0.00000000	4.37309048	0.00000000	0.00000000	0.00000000	0.00000000	4.37309048	1,000.00000000
D	95001RAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001RAE9	1,000.00000000	0.00000000	4.37309031	0.00000000	0.00000000	0.00000000	0.00000000	4.37309031	1,000.00000000
F-RR	95001RAG4	1,000.00000000	0.00000000	4.37309046	0.00000000	0.00000000	0.00000000	0.00000000	4.37309046	1,000.00000000
G-RR	95001RAJ8	1,000.00000000	0.00000000	4.37308996	0.00000000	0.00000000	0.00000000	0.00000000	4.37308996	1,000.00000000
H-RR	95001RAL3	1,000.00000000	0.00000000	4.14548041	0.22761004	5.74378048	0.00000000	0.00000000	4.14548041	1,000.00000000
V	95001RAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001RAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001RAY5	888.70342056	0.00000000	0.78338792	0.00000000	0.00000000	0.74351075	0.00000000	1.52689867	869.62846488
X-B	95001RAZ2	1,000.00000000	0.00000000	0.27852678	0.00000000	0.00000000	0.00000000	0.00000000	0.27852678	1,000.00000000
X-D	95001RAA7	1,000.00000000	0.00000000	1.87309030	0.00000000	0.00000000	0.00000000	0.00000000	1.87309030	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/23 - 01/30/23	30	0.00	46,001.99	0.00	46,001.99	0.00	0.00	0.00	46,001.99	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	115,722.24	0.00	115,722.24	0.00	0.00	0.00	115,722.24	0.00
A-4	01/01/23 - 01/30/23	30	0.00	666,105.00	0.00	666,105.00	0.00	0.00	0.00	666,105.00	0.00
A-5	01/01/23 - 01/30/23	30	0.00	983,551.92	0.00	983,551.92	0.00	0.00	0.00	983,551.92	0.00
X-A	01/01/23 - 01/30/23	30	0.00	457,305.05	0.00	457,305.05	0.00	0.00	0.00	457,305.05	0.00
X-B	01/01/23 - 01/30/23	30	0.00	38,615.51	0.00	38,615.51	0.00	0.00	0.00	38,615.51	0.00
A-S	01/01/23 - 01/30/23	30	0.00	232,869.04	0.00	232,869.04	0.00	0.00	0.00	232,869.04	0.00
B	01/01/23 - 01/30/23	30	0.00	166,139.35	0.00	166,139.35	0.00	0.00	0.00	166,139.35	0.00
C	01/01/23 - 01/30/23	30	0.00	168,670.10	0.00	168,670.10	0.00	0.00	0.00	168,670.10	0.00
X-D	01/01/23 - 01/30/23	30	0.00	59,654.18	0.00	59,654.18	0.00	0.00	0.00	59,654.18	0.00
D	01/01/23 - 01/30/23	30	0.00	79,620.00	0.00	79,620.00	0.00	0.00	0.00	79,620.00	0.00
E-RR	01/01/23 - 01/30/23	30	0.00	61,301.98	0.00	61,301.98	0.00	0.00	0.00	61,301.98	0.00
F-RR	01/01/23 - 01/30/23	30	0.00	91,170.19	0.00	91,170.19	0.00	0.00	0.00	91,170.19	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	41,028.33	0.00	41,028.33	0.00	0.00	0.00	41,028.33	0.00
H-RR	01/01/23 - 01/30/23	30	194,658.06	154,995.20	0.00	154,995.20	8,067.17	0.00	0.00	146,928.03	203,576.49
Totals			194,658.06	3,362,750.08	0.00	3,362,750.08	8,067.17	0.00	0.00	3,354,682.91	203,576.49

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	Additional Information
Total Available Distribution Amount (1)	15,051,926.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,411,018.19	Master Servicing Fee	4,911.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,272.17
Interest Adjustments	73,409.42	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	331.08
ARD Interest	0.00	Operating Advisor Fee	996.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	231.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,484,427.61	Total Fees	12,032.86

Principal		Expenses/Reimbursements
Scheduled Principal	500,822.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,591.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,475.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	10,707,650.00	Rating Agency Expenses	0.00
Principal Adjustments	(73,409.42)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,135,062.60	Total Expenses/Reimbursements	8,067.17

		Interest Reserve Deposit	109,644.69

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	562,181.29	Interest Distribution	3,354,682.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,135,062.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	562,181.29
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	562,181.29	Total Payments to Certificateholders and Others	15,051,926.80
Total Funds Collected	15,181,671.50	Total Funds Distributed	15,181,671.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	768,964,232.02	768,964,232.02	Beginning Certificate Balance	768,964,231.86
(-) Scheduled Principal Collections	500,822.02	500,822.02	(-) Principal Distributions	11,135,062.60
(-) Unscheduled Principal Collections	10,707,650.00	10,707,650.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(73,409.42)	(73,409.42)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	757,829,169.42	757,829,169.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	768,964,232.00	768,964,232.00	Ending Certificate Balance	757,829,169.26
Ending Actual Collateral Balance	757,829,169.40	757,829,169.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.25%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP
2,000,000 or less	1	1,476,439.80	0.19%	69	5.5500	2.351400	1.30 or less	4	56,831,928.24	7.50%	68	5.4623	0.817099
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	11,162,879.84	1.47%	70	5.1100	1.372700
3,000,001 to 4,000,000	4	14,300,987.58	1.89%	70	5.0889	2.499904	1.41 to 1.50	5	87,600,111.17	11.56%	69	5.4785	1.442880
4,000,001 to 5,000,000	3	13,237,523.33	1.75%	69	5.3056	1.752801	1.51 to 1.75	10	133,997,748.26	17.68%	68	5.1702	1.596437
5,000,001 to 6,000,000	5	29,174,329.03	3.85%	69	5.2324	2.317090	1.76 to 2.00	11	226,663,045.34	29.91%	66	4.8910	1.872078
6,000,001 to 7,000,000	2	13,429,193.89	1.77%	69	5.6837	1.357431	2.01 to 2.25	7	91,897,387.34	12.13%	64	5.2985	2.112054
7,000,001 to 8,000,000	4	29,212,640.16	3.85%	69	5.5022	2.027276	2.26 to 2.50	7	81,995,305.88	10.82%	64	5.1049	2.377424
8,000,001 to 9,000,000	2	17,662,051.26	2.33%	36	4.6949	2.022175	2.51 to 2.75	3	21,600,987.58	2.85%	69	4.9893	2.636114
9,000,001 to 10,000,000	2	19,923,145.43	2.63%	51	5.0699	2.405090	2.76 to 3.00	1	7,500,000.00	0.99%	69	4.9950	2.926800
10,000,001 to 15,000,000	10	126,483,101.60	16.69%	65	5.1684	1.817482	3.01 or greater	1	4,000,000.00	0.53%	70	4.8700	3.763900
15,000,001 to 20,000,000	5	91,905,441.07	12.13%	67	5.0986	1.635420	Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
20,000,001 to 30,000,000	9	231,215,540.50	30.51%	69	5.2014	1.713862
30,000,001 to 50,000,000	2	69,129,000.00	9.12%	69	4.9179	1.674949
50,000,001 or greater	1	66,100,000.00	8.72%	70	4.9810	1.906700
Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP	Tennessee	5	105,198,855.49	13.88%	65	5.1447	2.023884
Arizona	3	16,550,987.58	2.18%	68	4.7684	1.899603	Texas	5	21,098,775.36	2.78%	69	5.4635	1.681052
Arkansas	1	11,561,085.90	1.53%	70	5.4600	1.451200	Virginia	4	24,367,550.34	3.22%	44	4.6848	1.770224
California	7	53,786,621.84	7.10%	70	5.0764	2.327263	Washington	1	3,500,000.00	0.46%	69	5.2600	1.591800
Colorado	2	9,093,693.57	1.20%	68	5.3864	1.997754	Wisconsin	1	1,335,264.68	0.18%	67	5.1500	1.240400
Connecticut	3	34,300,000.00	4.53%	69	5.5590	1.624910	Totals	87	757,829,169.42	100.00%	67	5.1498	1.802779
Delaware	1	28,000,000.00	3.69%	66	4.2775	1.787000
									Property Type³
Florida	4	100,480,905.92	13.26%	69	4.8184	1.980984
Georgia	7	103,672,461.70	13.68%	65	5.2373	1.758253		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	16,699,418.87	2.20%	69	5.5263	1.600206		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,957,114.46	2.11%	69	5.9800	(0.192900)	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP
Iowa	1	2,678,430.34	0.35%	67	5.1500	1.240400	Industrial	8	142,536,981.76	18.81%	67	5.1994	1.807418
Kansas	4	3,128,785.81	0.41%	67	5.1500	1.240400	Lodging	29	143,264,915.68	18.90%	68	5.2089	1.832425
Kentucky	1	7,403,266.86	0.98%	70	5.5950	1.537400	Mixed Use	1	5,900,000.00	0.78%	70	5.2450	1.940200
Maryland	3	2,250,664.10	0.30%	68	5.1773	1.246905	Multi-Family	10	124,173,402.34	16.39%	68	5.4752	1.479595
Massachusetts	2	39,250,124.03	5.18%	69	4.8632	1.783648	Office	10	155,465,293.38	20.51%	66	5.0576	1.714304
Michigan	4	26,367,202.88	3.48%	65	5.3188	1.795982	Retail	17	105,377,001.97	13.91%	62	4.6684	1.969525
Mississippi	1	1,785,620.26	0.24%	67	5.1500	1.240400	Self Storage	9	46,531,798.52	6.14%	69	5.2140	2.445035
Missouri	3	7,308,401.34	0.96%	67	5.1500	1.240400	Totals	87	757,829,169.42	100.00%	67	5.1498	1.802779
New Jersey	1	13,327,994.08	1.76%	68	5.9800	1.782300
New York	1	21,330,000.00	2.81%	69	5.3150	1.427300
North Carolina	3	2,134,881.44	0.28%	68	5.1808	1.247729
Oklahoma	5	22,707,340.62	3.00%	69	5.4361	1.912097
Pennsylvania	3	21,993,481.43	2.90%	69	5.2101	1.746549
Rhode Island	1	5,980,464.76	0.79%	69	5.1200	2.235500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP
	4.250% or less	1	20,000,000.00	2.64%	65	4.1212	1.924400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	36,962,051.26	4.88%	51	4.2728	1.838791	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	190,744,656.04	25.17%	69	4.9340	1.872822	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	17	226,043,105.43	29.83%	64	5.1091	2.024716	49 months or greater	50	723,249,393.65	95.44%	67	5.1421	1.810421
	5.251% to 5.500%	9	124,946,198.53	16.49%	69	5.3682	1.599537	Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
	5.501% to 5.750%	10	95,268,273.85	12.57%	69	5.6343	1.758153
	5.751% or more	2	29,285,108.54	3.86%	69	5.9800	0.706037
	Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP
	60 months or less	3	33,185,196.69	4.38%	25	4.8314	2.192789	Interest Only	21	369,909,000.00	48.81%	67	4.9731	1.912994
61 months to 84 months		47	690,064,196.96	91.06%	69	5.1570	1.792033	263 months or less	1	7,222,936.83	0.95%	69	5.7200	1.503500
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779	301 months or greater	28	346,117,456.82	45.67%	66	5.3107	1.707202
								Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	34,579,775.77	4.56%	68	5.3121	NAP			No outstanding loans in this group
Underwriter's Information		2	30,000,000.00	3.96%	68	5.0350	2.480000
	12 months or less	45	657,954,445.54	86.82%	67	5.1412	1.787837
	13 months to 24 months	2	13,964,948.11	1.84%	44	5.1470	2.021247
	25 months or greater	1	21,330,000.00	2.81%	69	5.3150	1.427300
	Totals	53	757,829,169.42	100.00%	67	5.1498	1.802779
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100935	IN	Miami	FL	Actual/360	4.981%	283,515.75	0.00	0.00	N/A	12/06/28	--	66,100,000.00	66,100,000.00	02/06/23
2	301741335	LO	Nashville	TN	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	02/06/23
2A	301741338				Actual/360	5.035%	86,713.89	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	02/06/23
2B	301741340				Actual/360	5.035%	43,356.94	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	02/06/23
3	310947062	RT	Various	Various	Actual/360	5.250%	140,452.84	10,788,078.64	(73,409.42)	N/A	12/11/28	--	14,829,881.32	4,041,802.68	02/11/23
4	301741343	OF	Watertown	MA	Actual/360	4.857%	161,562.57	0.00	0.00	N/A	11/06/28	--	38,629,000.00	38,629,000.00	02/06/23
5	301741346	OF	Alpharetta	GA	Actual/360	4.995%	131,188.12	0.00	0.00	N/A	11/06/28	--	30,500,000.00	30,500,000.00	02/06/23
6	310947399	LO	Various	Various	Actual/360	5.150%	133,041.67	0.00	0.00	N/A	09/11/28	--	30,000,000.00	30,000,000.00	02/11/23
7	301741354	RT	Franklin Park	NJ	Actual/360	5.410%	120,954.39	67,156.38	0.00	10/06/28	12/06/30	10/06/28	25,963,615.10	25,896,458.72	02/06/23
8	883100900	RT	Newark	DE	Actual/360	4.277%	103,135.28	0.00	0.00	N/A	08/01/28	--	28,000,000.00	28,000,000.00	02/01/23
9	307331097	MF	Norcross	GA	Actual/360	5.540%	128,805.00	0.00	0.00	N/A	12/06/28	--	27,000,000.00	27,000,000.00	02/06/23
10	416000267	OF	Marietta	GA	Actual/360	5.330%	113,302.29	0.00	0.00	N/A	12/06/28	--	24,686,088.44	24,686,088.44	02/06/23
11	416000268	IN	Memphis	TN	Actual/360	5.450%	113,309.47	31,242.44	0.00	N/A	12/01/28	--	24,144,072.66	24,112,830.22	02/01/23
13	307331102	Various Various		CA	Actual/360	5.190%	104,213.97	31,812.37	0.00	N/A	12/06/28	--	23,318,434.21	23,286,621.84	02/06/23
14	321080014	IN	Danbury	CT	Actual/360	5.725%	112,400.83	0.00	0.00	N/A	11/06/28	--	22,800,000.00	22,800,000.00	02/06/23
15	416000265	MF	Brooklyn	NY	Actual/360	5.315%	97,623.26	0.00	0.00	N/A	11/01/28	--	21,330,000.00	21,330,000.00	08/01/20
16	310946728	RT	Aventura	FL	Actual/360	4.121%	70,977.08	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	02/01/23
17	416000251	MF	Lansing	MI	Actual/360	5.140%	78,918.12	25,800.65	0.00	N/A	04/01/28	--	17,830,127.26	17,804,326.61	02/01/23
18	301741344	MF	Tulsa	OK	Actual/360	5.430%	84,838.32	0.00	0.00	N/A	11/06/28	--	18,144,000.00	18,144,000.00	02/06/23
19	301741342	MF	Indianapolis	IN	Actual/360	5.980%	82,239.70	13,482.75	0.00	N/A	11/06/28	--	15,970,597.21	15,957,114.46	02/06/23
20	883100922	LO	Virginia Beach	VA	Actual/360	4.912%	61,266.64	18,456.37	0.00	N/A	09/06/28	--	14,483,124.83	14,464,668.46	02/06/23
21	883100933	OF	Marietta	GA	Actual/360	5.001%	61,581.76	0.00	0.00	11/05/25	11/05/28	--	14,300,000.00	14,300,000.00	02/05/23
22	301741331	LO	Vineland	NJ	Actual/360	5.980%	68,712.32	15,643.09	0.00	N/A	10/06/28	--	13,343,637.17	13,327,994.08	02/06/23
23	301741327	OF	Yardley	PA	Actual/360	5.260%	56,316.42	16,932.66	0.00	N/A	10/06/28	--	12,433,405.98	12,416,473.32	02/06/23
24	410947371	IN	Vernon	CA	Actual/360	5.000%	55,972.22	0.00	0.00	N/A	12/11/28	--	13,000,000.00	13,000,000.00	02/11/23
25	321080025	OF	Various	AZ	Actual/360	4.755%	52,615.40	0.00	0.00	N/A	10/06/28	--	12,850,000.00	12,850,000.00	02/06/23
26	307331103	MF	North Little Rock	AR	Actual/360	5.460%	54,416.80	12,851.74	0.00	N/A	12/06/28	--	11,573,937.64	11,561,085.90	02/06/23
27	301741347	RT	Vero Beach	FL	Actual/360	5.018%	51,420.56	0.00	0.00	N/A	11/06/28	--	11,900,000.00	11,900,000.00	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	310947522	LO	Franklin	TN	Actual/360	5.110%	49,187.96	15,496.20	0.00	N/A	12/11/28	--	11,178,376.04	11,162,879.84	02/11/23
29	301741355	RT	Windsor	CT	Actual/360	5.230%	51,791.53	0.00	0.00	N/A	12/06/28	--	11,500,000.00	11,500,000.00	02/06/23
30	883100930	IN	Jefferson City	TN	Actual/360	5.105%	43,674.66	12,009.19	0.00	N/A	11/06/25	--	9,935,154.62	9,923,145.43	02/06/23
31	883100955	RT	Fairfax	VA	Actual/360	4.258%	32,906.04	12,458.14	0.00	N/A	05/10/23	--	8,974,509.40	8,962,051.26	02/10/23
32	301741350	OF	East Norriton Townshi	PA	Actual/360	5.145%	38,544.62	0.00	0.00	N/A	12/06/28	--	8,700,000.00	8,700,000.00	02/06/23
33	416000264	LO	McKinney	TX	Actual/360	5.720%	35,644.73	13,754.73	0.00	N/A	11/01/28	--	7,236,691.56	7,222,936.83	02/01/23
34	301741356	OF	Louisville	KY	Actual/360	5.595%	35,707.76	8,185.17	0.00	N/A	12/06/28	--	7,411,452.03	7,403,266.86	02/06/23
35	410947497	SS	Buellton	CA	Actual/360	4.995%	32,259.38	0.00	0.00	N/A	11/11/28	--	7,500,000.00	7,500,000.00	02/11/23
36	416000270	LO	Sterling Heights	MI	Actual/360	5.720%	34,947.38	8,677.75	0.00	N/A	12/01/28	--	7,095,114.22	7,086,436.47	02/01/23
37	301741349	MF	Normal	IL	Actual/360	5.750%	33,865.67	6,619.70	0.00	N/A	11/06/28	--	6,839,630.80	6,833,011.10	02/06/23
38	410947557	SS	Various	Various	Actual/360	5.615%	31,925.38	6,601.31	0.00	N/A	11/11/28	--	6,602,784.10	6,596,182.79	02/11/23
39	410945757	IN	Newnan	GA	Actual/360	4.900%	27,848.33	0.00	0.00	N/A	11/11/28	--	6,600,000.00	6,600,000.00	02/11/23
40	410947353	SS	Ojai	CA	Actual/360	5.040%	26,040.00	0.00	0.00	N/A	11/11/28	--	6,000,000.00	6,000,000.00	02/11/23
41	301741348	OF	Providence	RI	Actual/360	5.120%	26,394.79	6,255.97	0.00	N/A	11/06/28	--	5,986,720.73	5,980,464.76	02/06/23
42	883100934	MU	Pasadena	TX	Actual/360	5.245%	26,647.51	0.00	0.00	N/A	12/06/28	--	5,900,000.00	5,900,000.00	02/06/23
43	600947466	SS	Joliet	IL	Actual/360	5.530%	27,381.18	0.00	0.00	N/A	11/11/28	--	5,750,000.00	5,750,000.00	02/11/23
44	301741333	MF	Parachute	CO	Actual/360	5.240%	25,043.64	6,313.94	0.00	N/A	10/06/28	--	5,550,178.21	5,543,864.27	02/06/23
45	410947387	RT	Marietta	GA	Actual/360	5.330%	22,268.09	6,008.24	0.00	N/A	11/11/28	--	4,851,728.89	4,845,720.65	02/11/23
46	307331092	RT	Georgetown	TX	Actual/360	5.330%	19,965.29	0.00	0.00	N/A	11/06/28	--	4,350,000.00	4,350,000.00	02/06/23
47	410947336	SS	Paso Robles	CA	Actual/360	4.870%	16,774.44	0.00	0.00	N/A	12/11/28	--	4,000,000.00	4,000,000.00	02/11/23
48	410947031	RT	Phoenix	AZ	Actual/360	4.815%	15,367.80	5,444.87	0.00	N/A	12/11/28	--	3,706,432.45	3,700,987.58	02/11/23
49	410947115	RT	Port Angeles	WA	Actual/360	5.260%	15,853.06	0.00	0.00	N/A	11/11/28	--	3,500,000.00	3,500,000.00	02/11/23
50	410945972	RT	Dallas	TX	Actual/360	5.505%	14,695.29	0.00	0.00	N/A	12/11/28	--	3,100,000.00	3,100,000.00	02/11/23
51	416000257	MF	Mobile	AL	Actual/360	5.400%	9,707.32	4,279.67	0.00	N/A	07/01/28	--	2,087,596.72	2,083,317.05	02/01/23
52	410945156	RT	Troy	MI	Actual/360	5.550%	7,063.32	1,500.63	0.00	N/A	11/11/28	--	1,477,940.43	1,476,439.80	02/11/23
Totals							3,484,427.61	11,135,062.60	(73,409.42)				768,964,232.02	757,829,169.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,204,257.46	5,216,587.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,563,547.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,351,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,640,662.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,677,767.37	1,997,947.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	20,802,110.99	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	41,598,294.80	32,363,160.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,779,959.05	2,371,057.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,175,044.15	2,085,819.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,231,028.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,832,817.46	2,697,229.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,214,081.64	2,540,842.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,602,999.00	411,788.00	01/01/20	03/31/20	03/11/21	0.00	0.00	97,323.87	2,875,603.86	223,439.37	0.00
16	137,907,617.00	107,716,799.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,071,514.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,937,859.61	1,570,523.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,156,927.22	(74,715.01)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	11,308,726.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,201,845.00	3,842,386.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	2,030,596.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,486,834.47	1,096,220.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,290,942.68	906,384.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	16,005,600.00	11,040,775.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,194,480.72	902,596.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,965,438.32	857,681.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	470,072.30	1,200,322.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,173,243.35	896,079.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	29,352.65	0.00
30	1,708,286.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	19,702,382.74	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	996,492.03	737,067.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,031,411.87	1,000,144.01	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	931,863.85	687,796.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,123,667.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,093,115.39	1,206,820.06	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	419,213.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	787,925.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	833,396.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	756,628.29	556,115.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	646,855.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	679,068.86	614,161.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	846,566.28	662,069.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	630,319.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	366,660.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	752,965.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	884,746.43	504,782.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	315,667.43	240,618.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	337,099.50	246,736.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	256,735.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	313,094,096.32	225,847,052.07				0.00	0.00	97,323.87	2,875,603.86	252,792.02	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	310947062	10,707,650.00	Curtailment w/ yield maintenance	0.00	562,181.29
Totals		10,707,650.00		0.00	562,181.29
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	1	10,707,650.00	0	0.00	5.149831%	5.124596%	67
01/18/23	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.151322%	5.126215%	68
12/16/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	1	7,069,050.00	5.151426%	5.126324%	69
11/18/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152438%	5.127421%	70
10/17/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152522%	5.127508%	71
09/16/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152613%	5.127604%	72
08/17/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.152696%	5.127690%	73
07/15/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	1	15,251,308.07	0	0.00	5.152778%	5.127776%	74
06/17/22	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154732%	5.124866%	75
05/17/22	0	0.00	0	0.00	1	21,330,000.00	2	37,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154809%	5.124949%	76
04/18/22	0	0.00	0	0.00	1	21,330,000.00	2	37,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154895%	5.125041%	77
03/17/22	0	0.00	0	0.00	1	21,330,000.00	2	37,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154971%	5.125122%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	416000265	08/01/20	29	6	97,323.87	2,875,603.86	386,650.95	21,330,000.00	11/04/20	1		04/13/21
Totals					97,323.87	2,875,603.86	386,650.95	21,330,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		8,962,051	8,962,051		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		9,923,145	9,923,145		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		738,943,973	717,613,973		0	21,330,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	757,829,169	736,499,169	0	0	21,330,000 0
Jan-23	768,964,232	747,634,232	0	0	0	21,330,000
Dec-22	769,462,762	748,132,762	0	0	0	21,330,000
Nov-22	777,077,329	755,747,329	0	0	0	21,330,000
Oct-22	777,519,832	756,189,832	0	0	0	21,330,000
Sep-22	777,997,286	756,667,286	0	0	0	21,330,000
Aug-22	778,435,587	757,105,587	0	0	0	21,330,000
Jul-22	778,871,885	757,541,885	0	0	0	21,330,000
Jun-22	794,563,296	773,233,296	0	0	0	21,330,000
May-22	794,958,364	773,628,364	0	0	0	21,330,000
Apr-22	795,394,765	758,064,765	0	0	0	37,330,000
Mar-22	795,786,026	758,456,026	0	0	0	37,330,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	416000265	21,330,000.00	21,330,000.00	25,500,000.00	02/17/21	409,038.00	1.42730	03/31/20	11/01/28	I/O
Totals		21,330,000.00	21,330,000.00	25,500,000.00		409,038.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	416000265	MF	NY	11/04/20	1

The Mezz Lender and Noteholder have reached a tentative reinstatement agreement as of 2/3/2023. The parties are working through the details, including negotiating the documentation. Meanwhile, the Receiver's PM successfully took possession of the property on Friday 2/3/2023. PM walked the property, met with many tenants and is working through the accounting and rents that were collected starting in February. PM also working on vendor contracts for the building. All documentation for the receiver (insurance, oath, etc) and the PM were completed as of 1/31/2023. The UCC sale was pushed to February 2023. Special Servicer continues to pursue enforcement of its rights under the Loan Documents. The receiver order was granted on 1/4/2023, over 30 days since the judge signed the order on 11/30/2022. The Motion for Summary Judgment was filed 10/31/2022. Borrower requested additional time to respond to our MSJ and we are awaiting decision by court clerk. As of 10/31/2022, the property is reportedly 98% occupied, with in place rents of $5.90psf/mo or about $3,700/mo/unit.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301741335	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2A	301741338	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2B	301741340	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
33	416000264	7,636,991.95	5.72000%	7,625,208.92 5.72000%		10	07/14/20	04/01/20	08/11/20
Totals		7,636,991.95		7,625,208.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	780.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	0.00	0.00	520.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	0.00	0.00	260.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,591.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,914.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,591.88	0.00	3,475.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,067.17

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27